                            SUPPLEMENT TO PROSPECTUS
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 1998

                                 EXCHANGE OFFER
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY CONTRACTS

EXCHANGE OFFER

     The certificates under Contracts described in this Prospectus ("New Certificates") may be issued in exchange for contracts previously issued by The Manufacturers Life Insurance Company of America ("ManAmerica"), an affiliate of the Company. The ManAmerica annuity contracts were offered through the Lifestyle Multi-Account Flexible Payment Variable Annuity ("Lifestyle Annuity") and through the Multi-Account Flexible Payment Variable Annuity ("Manulife Annuity"). Lifestyle Annuity contracts and Manulife Annuity contracts are collectively referred to as "Old Contracts." This exchange offer does not apply to Old Contracts issued in New Hampshire and the territory of Guam.

     The Company will permit an owner of an outstanding Old Contract to exchange the Old Contract for a New Certificate without the imposition of a withdrawal charge at the time of exchange, except a possible market value adjustment as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Certificate will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Certificate on the date it was credited under the Old Contract. The death benefit under the New Certificate on the date of its issue will be the contract value under the Old Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "4." below.

     Old Contract owners interested in a possible exchange should carefully review both the Old Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

     AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Lifestyle Annuity contracts, a market value adjustment may apply to any amounts transferred from a fixed investment account in connection with an exchange. (Reference should be made to the discussion of the market value adjustment under "Market Value Adjustment" in the Lifestyle Annuity prospectus.) The Company believes that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

     THE PRINCIPAL DIFFERENCES BETWEEN THE MANULIFE ANNUITY AND NEW CERTIFICATES ARE AS FOLLOWS:

     1. NUMBER OF VARIABLE INVESTMENT OPTIONS AND FIXED ACCOUNT INVESTMENT
OPTIONS

     The Manulife Annuity has eight variable investment options whereas the New Certificates have thirty five variable investment options. The Manulife Annuity has a Guaranteed Interest Account whereas the New Certificates offer five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account.


                                                              V/22/23.SUPP598(2)
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     2. SURRENDER CHARGES

     The surrender charges under the New Certificate will be lower in certain cases. The surrender charges under the Manulife Annuity and the New Certificates are as follows:

New Certificates                                     Manulife Annuity
----------------                                     ----------------

Number of Complete Years    Withdrawal Charge          Number of Complete Years   Withdrawal Charge
Purchase Payments In        Percentage                 Purchase Payments in       Percentage
Contract                                               Contract
0                           6%                         0                          8%
1                           6%                         1                          7%
2                           5%                         2                          6%
3                           5%                         3                          5%
4                           4%                         4                          4%
5                           3%                         5                          3%
6                           2%                         6                          2%
7+                          0%                         7                          1%
                                                       Thereafter                 0

     3. SEPARATE ACCOUNT ANNUAL EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES

     The New Certificates and the Manulife Annuity have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Certificate Separate Account Annual Expenses
------------------------------------------------
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risk fees                        1.25%
Administration fee - asset based                       0.15%
                                                       ----
Total Separate Account Annual Expenses                 1.40%

New Certificate Contract Owner Transaction Expenses
---------------------------------------------------

Annual Administration Fee                              $30*
Dollar Cost Averaging Charge                           none

*The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

Manulife Annuity Separate Account Annual Expenses
-------------------------------------------------
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risk fees                        1.00%
Total Separate Account Annual Expenses                 1.00%


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



Manulife Annuity Contract Owner Transaction Expenses
----------------------------------------------------

Annual Contract  Fee                                      $30*
Dollar Cost Averaging Charge
   (if selected and applicable)                           $ 5**

*An administration fee equal to 2% of the total policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year if the total policy value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a policy on a date other than the last day of a policy year.

**Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceed $15,000 at the time of the transfer, but otherwise incur a $5 charge.


     4. MINIMUM DEATH BENEFIT

     Differences Between Death Benefit of Manulife Annuity and New Certificates are as follows:

     Minimum Death Benefit for Manulife Annuity

     Manulife Annuity does not have a minimum death benefit. Until a lump-sum distribution is made or an annuity option is elected, the variable policy value will continue to reflect the investment performance of the selected variable account unless a transfer or withdrawal is made by the beneficiary.

     Minimum Death Benefit for New Certificates Issued on or After May 1, 1998 (See below for state applicability)

     In the states of Texas and Washington, the death benefit described under "Death Benefit for New Certificates Issued Prior to May 1, 1998" will continue to apply to certificates issued on or after May 1, 1998.

     If any owner dies and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be determined as follows:
During the first certificate year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made by or on behalf of the owner, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent certificate year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous certificate year, plus any purchase payments made by or on behalf of the owner and less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner since then. If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of (a) contract value or (b) the death benefit on the last day of the certificate year ending just prior to the owner's 81st birthday, plus any payments made by or on behalf of the owner, less amounts deducted in connection with partial withdrawals.

     If any owner dies and the oldest owner had an attained age of 81 years or greater on the certificate date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner.

     Death Benefit for New Certificates Issued Prior to May 1, 1998

     The death benefit described below applies to New Certificates issued prior to May 1, 1998 as well as New Certificates issued on or after May 1, 1998 in the following states: Texas and Washington.

     If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be determined as follows: During the


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


first certificate year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent certificate year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous certificate year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner since then.

     If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. If any owner dies and the oldest owner had an attained age greater than 80 on the certificate date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For certificates issued on or after October 1, 1997, any withdrawal charges applied against the death benefit shall be waived by the Company.

     5. ANNUITY PURCHASE RATES

     The annuity purchase rates guaranteed in the New Certificate are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Manulife Annuity are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.

     6. ANNUITY PAYMENTS

     Annuity payments under the Manulife Annuity will be made on a fixed basis only whereas annuity payments under the New Certificates may be made on a fixed or variable basis or a combination of fixed and variable bases.

     7. MINIMUM GUARANTEED INTEREST RATE ON GUARANTEED INTEREST ACCOUNT

     The minimum guaranteed interest rate for the Manulife Annuity Guaranteed Interest Account is 4% whereas the minimum guaranteed interest rate for the New Certificate fixed account investment options is 3%.

                                     * * * *

     THE PRINCIPAL DIFFERENCES BETWEEN THE LIFESTYLE ANNUITY AND THE NEW CERTIFICATES ARE AS FOLLOWS:

     1. NUMBER OF VARIABLE INVESTMENT OPTIONS

     The Lifestyle Annuity have eight variable investment options whereas the New Certificates have thirty five variable investment options.

     2. FIXED ACCOUNT INVESTMENT OPTIONS

     The Lifestyle Annuity has a Guaranteed Interest Account as well as Fixed Accounts with guarantee periods ranging from 1 to 10 years whereas the New Certificates offer five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account. The market value adjustment for the Lifestyle Annuity Fixed Accounts is different from the market value charge for the New Certificate fixed account investment options. The Lifestyle Annuity adjustment and the New Certificate charge both reduce the withdrawal amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The Lifestyle Annuity adjustment also provides upside potential, increasing the withdrawal value when current interest rates are


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


lower than the fixed account credited rate. The New Certificate charge does not provide this upside potential. See "Market Value Adjustment" in the Lifestyle Annuity prospectus and "Fixed Account Investment Options" in the New Certificate prospectus.

     3. SURRENDER CHARGES

     The surrender charges under the New Certificate are different from the Lifestyle Annuity. The surrender charges under the Lifestyle Annuity and the New Certificates are as follows:

Lifestyle Annuity                                    New Certificates
-----------------                                    ----------------

Number of Complete Years    Withdrawal Charge          Number of Complete Years   Withdrawal Charge
Purchase Payments In        Percentage                 Purchase Payments in       Percentage
Contract                                               Contract
0                           8%                         0                          6%
1                           8%                         1                          6%
2                           8%                         2                          5%
3                           6%                         3                          5%
4                           4%                         4                          4%
5                           2%                         5                          3%
6+                          0%                         6                          2%
                                                       7+                         0%


     4. SEPARATE ACCOUNT AND FIXED ACCOUNT EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES

     The New Certificates and the Lifestyle Annuity have different separate account and fixed account annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Certificate Separate Account Annual Expenses
------------------------------------------------
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risk fees                        1.25%
Administration fee - asset based                       0.15%
                                                      -----
Total Separate Account Annual Expenses                 1.40%

New Certificate Contract Owner Transaction Expenses
---------------------------------------------------

Annual Administration Fee                             $30*
Dollar Cost Averaging Charge                           none

*The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

Lifestyle Annuity Separate Account Annual Expenses
--------------------------------------------------

Separate Account Annual Expenses

Mortality and Expense Risk Charge                                                    Annual Rate
                                                                                     -----------
          Charged daily as a percentage of average Variable Account Values*             0.80%
          Charged monthly as a percentage of the policy month-start
          Variable and Fixed Account Assets*                                            0.45%
                                                                                        ----
                                                                                        1.25%
Other Separate Account Expenses
         Charge for administration charged daily as a percentage of average
         Variable Account Values                                                        0.20%
                                                                                        ----
Total Separate Account Annual Expenses                                                  1.45%

Lifestyle Annuity Contract Owner Transaction Expenses
-----------------------------------------------------

Record Keeping Charge                       $30**
Dollar Cost Averaging Charge
  (if selected and applicable)              $ 5***

*A mortality and expense risk charge of 0.80% per annum is deducted daily from separate account assets, and a mortality and expense risk charge of 0.45% per annum is deducted monthly from variable policy values and fixed account values.

**A record-keeping charge of 2% of the policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year. The charge is also deducted upon full surrender of a policy on a date other than the last day of a policy year.

***Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

     5. MINIMUM DEATH BENEFIT

     Differences Between the Minimum Death Benefit of Lifestyle Annuity and the New Certificates are as follows:

     Minimum Death Benefit for Lifestyle Annuity

     Upon the occurrence of the death of the original policyowner, ManAmerica will compare the policy value to the Survivor Benefit Amount (described below) and, if the policy value is lower, ManAmerica will deposit sufficient funds into the Money-Market Variable Account to make the policy value equal the Survivor Benefit Amount. Any funds which ManAmerica deposits into the Money-Market Variable Account will not be deemed a purchase payment for purposes of calculating withdrawal charges.

     The Survivor Benefit Amount is calculated as follows: (1) when the policy is issued, the Survivor Benefit Amount is set equal to the initial purchase payment; (2) each time a purchase payment is made, the Survivor Benefit Amount is increased by the amount of the purchase payment; (3) each time a withdrawal is made, the Survivor Benefit Amount is reduced by the same percentage as the Gross Withdrawal Amount (withdrawal amounts prior to deduction of charges and any adjustment for applicable market value adjustments) bears to the policy value; (4) in jurisdictions where it is allowed, on every sixth policy anniversary ManAmerica will set the Survivor Benefit Amount to the greater of its current value or the policy value on that policy anniversary, provided the original contract owner is still alive and is not older than age 85.

     Minimum Death Benefit for New Certificates

     The death benefit for the New Certificates is described above under "4. DEATH BENEFIT."


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


     6. ANNUITY PAYMENTS

     Annuity payments under the Lifestyle Annuity will be made on a fixed basis only whereas annuity payments under the New Certificates may be made on a fixed or variable basis or a combination of fixed and variable bases.

     7. ANNUITY VALUE GUARANTEE

     The Lifestyle Annuity guarantees that, in those jurisdictions where permitted, under certain conditions the policy value available at the annuity commencement date will be the greater of the policy value or an amount reflecting the purchase payment and withdrawals made by the contract owner (the "Annuity Value Guarantee"). The New Certificate does not have an Annuity Value Guarantee.

     8. ANNUITY PURCHASE RATES

     The annuity purchase rates guaranteed in the New Certificate are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Lifestyle Annuity are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 3% per year.

                                     * * * *

     Contract owners who do not wish to exchange their Old Contracts for the New Certificates may continue to make purchase payments to their Old Contracts. Or, they can keep their Old Contracts and buy a New Certificate to which to apply additional purchase payments.

     The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Certificates, as amended by similar qualified plan endorsements. Owners using their Old Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Old Contract prospectuses.


                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 1998.

V22/23.598(2)


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